Earnings Per Share	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Earnings Per Share
Note 12: Earnings Per Share
Basic earnings per share was calculated by dividing earnings attributable to common shareholders less dividends declared on preference shares by the sum of the weighted-average number of common shares outstanding and vested deferred share units (“DSUs”) outstanding during the period. DSUs represent common shares that certain employees have elected to receive in the future upon vesting of share-based compensation awards or in lieu of cash compensation.
Diluted earnings per share was calculated using the denominator of the basic calculation described above adjusted to include the potentially dilutive effect of outstanding stock options and time-based restricted share units (“TRSUs”).
Earnings used in determining consolidated earnings per share and earnings per share from continuing operations are as follows:

	Year ended December 31,
	2024	2023

Earnings attributable to common shareholders	2,210	2,695

Less: Dividends declared on preference shares	(5)	(5)

Earnings used in consolidated earnings per share	2,205	2,690

Less: Earnings from discontinued operations, net of tax	(15)	(49)

Earnings used in earnings per share from continuing operations	2,190	2,641
The weighted-average number of common shares outstanding, as well as a reconciliation of the weighted-average number of common shares outstanding used in the basic earnings per share computation to the weighted-average number of common shares outstanding used in the diluted earnings per share computation, is presented below:

	Year ended December 31,
	2024	2023

Weighted-average number of common shares outstanding	450,473,207	463,037,839
Weighted-average number of vested DSUs	136,505	137,204
Basic	450,609,712	463,175,043
Effect of stock options and TRSUs	629,778	795,027
Diluted	451,239,490	463,970,070
The impact of the share reduction from the return of capital and share consolidation transaction in June 2023 (see note 25) was factored into the weighted average number of common shares outstanding from the date of the transaction.
There were
224,973

stock options and TRSUs outstanding as of December 31, 2024 that were anti-dilutive, and therefore excluded from the diluted earnings per share computation (2023 –
nil
)
.